License agreements (Details) (License agreement, USD $)	9 Months Ended
Dec. 31, 2011
License agreements
Expense recorded for reimbursed patent related fees and costs incurred by MGH and an affiliate	$ 336,000
Amount paid by the company towards reimbursed patent related fees and costs incurred by MGH and an affiliate	149,000
Amount of reimbursed patent related fees and costs incurred by MGH and an affiliate which is payable on the first anniversary	100,000
Amount of reimbursed patent related fees and costs incurred by MGH and an affiliate which is payable on the second anniversary	87,000
Upfront license fee paid to MGH	30,000
Amount required to be paid in connection with either the first underwritten public offering of securities or a change of control	1,000,000
Prior notice period for termination of agreement	90 days
Maximum
License agreements
Milestone payments triggered upon the achievement of specified developmental and commercialization milestones	$ 10,520,000